Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount	₩ 438,297		₩ 381,302
Borrowings, carrying amount	2,043,140		2,184,996
Debentures, carrying amount	8,220,833		7,466,852
Accounts payable - other and others, carrying amount	6,563,030		₩ 6,762,782
Non-derivative financial liabilities, carrying amount	17,978,040
Accounts payable - trade, contractual cash flows	438,297
Borrowings, contractual cash flows	2,412,647
Debentures, contractual cash flows	9,493,178
Lease liabilities-Carrying amount	712,740	₩ 663,827
Lease liabilities-Contractual cash flows	757,871
Accounts payable - other and others, contractual cash flows	6,704,379
Non-derivative financial liabilities, contractual cash flows	19,806,372
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, contractual cash flows	438,297
Borrowings, contractual cash flows	159,416
Debentures, contractual cash flows	1,184,309
Lease liabilities-Contractual cash flows	315,793
Accounts payable - other and others, contractual cash flows	5,005,857
Non-derivative financial liabilities, contractual cash flows	7,103,672
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flows	2,253,231
Debentures, contractual cash flows	5,237,357
Lease liabilities-Contractual cash flows	335,727
Accounts payable - other and others, contractual cash flows	1,124,389
Non-derivative financial liabilities, contractual cash flows	8,950,704
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures, contractual cash flows	3,071,512
Lease liabilities-Contractual cash flows	106,351
Accounts payable - other and others, contractual cash flows	574,133
Non-derivative financial liabilities, contractual cash flows	₩ 3,751,996